Document and Entity Information	Jun. 23, 2020
Cover [Abstract]
Entity Registrant Name	MINERALS TECHNOLOGIES INC
Security Exchange Name	NYSE
Amendment Flag	false
Entity Central Index Key	0000891014
Document Type	8-K
Document Period End Date	Jun. 23, 2020
Entity Incorporation State Country Code	DE
Entity File Number	001-11430
Entity Tax Identification Number	25-1190717
Entity Address, Address Line One	622 Third Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017-6707
City Area Code	(212)
Local Phone Number	878-1800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.10 par value
Trading Symbol	MTX
Entity Emerging Growth Company	false